Goodwill, Intangible Assets and Acquisitions - Changes in the Group's Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 61,712	$ 61,712
Acquisition	51,034
Currency translation adjustment	858	1,085
Balance at the end of the year	113,604	128,576
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	30,899	30,899
Acquisition	51,034
Currency translation adjustment	499	638
Balance at the end of the year	82,432	82,571
Value-added services revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	30,813	30,813
Acquisition	0
Currency translation adjustment	359	447
Balance at the end of the year	$ 31,172	46,005
A mobile app company
Changes in the Group's goodwill by segment
Acquisition		51,034
A mobile app company | Advertising and marketing revenues
Changes in the Group's goodwill by segment
Acquisition		51,034
A mobile app company | Value-added services revenues
Changes in the Group's goodwill by segment
Acquisition		0
An E-sports team
Changes in the Group's goodwill by segment
Acquisition		14,745
An E-sports team | Value-added services revenues
Changes in the Group's goodwill by segment
Acquisition		$ 14,745